UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Proffitt & Goodson, Inc.
Address: 4800 Old Kingston Pike
         Suite 200
         Knoxville, TN  37939-1629

13F File Number:  28-11414

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David N. Goodson
Title:     President
Phone:     865-584-1850

Signature, Place, and Date of Signing:

     David N. Goodson     Knoxville, TN     August 24, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     56

Form13F Information Table Value Total:     $94,288 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Corporation                 COM              88579y101      877    11105 SH       SOLE                     9105              2000
Air Products & Chem            COM              009158106      639     9860 SH       SOLE                     7560              2300
Akami Technologies             COM              00971t101      257     6330 SH       SOLE                      830              5500
Amgen Corp                     COM              031162100      818    15548 SH       SOLE                    13798              1750
Broadcom Corp A                COM              111320107      956    28990 SH       SOLE                    21890              7100
Catalyst Health Solutions, Inc COM              14888b103      821    23804 SH       SOLE                    20004              3800
ChevronTexaco Corp             COM              166764100      814    11998 SH       SOLE                     9998              2000
Cisco Systems                  COM              17275R102     1228    57613 SH       SOLE                    46613             11000
CitiGroup Inc                  COM              172967101      179    47558 SH       SOLE                     6558             41000
Coca Cola Co                   COM              191216100      843    16825 SH       SOLE                    14505              2320
Colgate-Palmolive              COM              194162103     1124    14277 SH       SOLE                    11837              2440
Comcast Corp New 'A'           COM              20030N101      977    56253 SH       SOLE                    46153             10100
ConocoPhillips                 COM              20825c104      807    16444 SH       SOLE                    13844              2600
Du Pont                        COM              263534109      789    22816 SH       SOLE                    18616              4200
Duke Energy Co                 COM              26441c105      846    52900 SH       SOLE                    44400              8500
EMC Corp Mass                  COM              268648102      979    53490 SH       SOLE                    44390              9100
Emerson Electric               COM              291011104     1008    23082 SH       SOLE                    19382              3700
Exelon Corp                    COM              30161n101      741    19528 SH       SOLE                    15858              3670
Exxon-Mobil                    COM              30231G102      888    15552 SH       SOLE                    11544              4008
General Electric Co            COM              369604103      612    42451 SH       SOLE                    35701              6750
Google Inc                     COM              38259p508     1093     2456 SH       SOLE                     2016               440
Home Depot Inc                 COM              437076102      827    29471 SH       SOLE                    25371              4100
Ingersoll-Rand Co              COM              g47791101      958    27789 SH       SOLE                    19889              7900
Intel Corp                     COM              458140100     1006    51698 SH       SOLE                    43698              8000
iPath DJ-UBS Commodity Index   COM              06738c778      318     8460 SH       SOLE                     8460
iShares: DJ Telecom            COM              464287713      258    13850 SH       SOLE                    13850
iShares: FTSE China            COM              464287184      832    21275 SH       SOLE                    21275
iShares: MSCI EAFE             COM              464287465    10434   224343 SH       SOLE                   224343
iShares: Russell 2000          COM              464287655     4496    73570 SH       SOLE                    73570
iShares: Russell Midcap        COM              464287499     5679    70614 SH       SOLE                    70614
Jefferson Bancshares           COM              472375104       46    11646 SH       SOLE                    11646
Johnson & Johnson              COM              478160104     1028    17405 SH       SOLE                    14005              3400
Medtronic Inc                  COM              585055106      438    12088 SH       SOLE                    12088
Microsoft                      COM              594918104     1055    45856 SH       SOLE                    36056              9800
Oracle                         COM              68389X105      855    39820 SH       SOLE                    32470              7350
Parker-Hannifin Corp           COM              701094104     1004    18108 SH       SOLE                    15308              2800
Pepsico Inc                    COM              713448108     1000    16412 SH       SOLE                    13672              2740
Procter & Gamble               COM              742718109     1032    17200 SH       SOLE                    14280              2920
PS: DB Agriculture             COM              73936b408     1435    59822 SH       SOLE                    59822
PS: DB Base Metals             COM              73936b705     1323    73483 SH       SOLE                    73483
Schlumberger                   COM              806857108      947    17106 SH       SOLE                    14306              2800
SPDR S&P Biotech               COM              78464a870      869    16785 SH       SOLE                    14185              2600
SPDR: Emerging Europe          COM              78463x608      733    19436 SH       SOLE                    19436
SPDR: S&P 500                  COM              78462f103    19356   187517 SH       SOLE                   187517
SPDR: S&P Energy               COM              81369Y506      898    18067 SH       SOLE                    14617              3450
SPDR: S&P Financial            COM              81369Y605     3336   241565 SH       SOLE                   217565             24000
SPDR:S&P Pharmaceuticals       COM              78464a722     1167    30167 SH       SOLE                    23967              6200
Sprint Nextel Corp             COM              852061100      865   203997 SH       SOLE                   173208             30789
Target Corp                    COM              87612E106      964    19611 SH       SOLE                    15941              3670
US 12 Month Nat Gas            COM              91288x109      650    15396 SH       SOLE                    15396
US Oil Fund                    COM              91232n108      614    18087 SH       SOLE                    18087
VG: Emerging Markets           COM              922042858     2684    70643 SH       SOLE                    70643
VG: Total US Stock Market      COM              922908769     7363   140095 SH       SOLE                   140095
Walgreens                      COM              931422109      763    28574 SH       SOLE                    23214              5360
Walt Disney Co                 COM              254687106      949    30131 SH       SOLE                    25331              4800
Zimmer Hldg Inc                COM              98956p102      810    14981 SH       SOLE                    13381              1600